BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2025
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 4 – BUSINESS COMBINATIONS

On April 1, 2025 the Company entered into two asset purchase agreements with Alpine 4 Holdings, Inc., and certain of Alpine 4’s subsidiaries (“Alpine 4”).

The Vayu APA

On April 1, 2025 the Company entered into an Asset Purchase Agreement (the “Vayu APA”) with Vayu, Impossible Aerospace Corporation (“IAC”), and Alpine 4 (the “Vayu Sellers”). Pursuant to the Vayu APA, the Vayu Sellers agreed to sell, and the Company agreed to purchase, certain assets of Vayu, comprising certain intellectual property, equipment, contracts, and goodwill related to the business of Vayu and IAC (the “Vayu Assets”). The Company accounted for the transaction as an acquisition of a business pursuant to ASC 805, “Business Combinations” (“ASC 805”).

The purchase price paid by the Company for the Vayu Assets included the payment of $2,974,167 in the form of a Convertible Note (the “Vayu Note”). The Vayu Note had no stated interest rate or maturity date. Under the terms of the Vayu Note, when the Company filed an amendment to its Articles of Incorporation to create a Class B Common Stock, the Vayu Note would automatically convert into shares of the Company's Class B Common Stock, at a fixed conversion price of $0.95 per share, which was the closing price of the Company’s common stock on the transaction date of April 1, 2025, or an equivalent of 3,130,702 shares of Class B Common Stock. On May 14, 2025, the Company filed a certificate of amendment with the Nevada Secretary of State to amend the Company’s Articles of Incorporation and to create the Class B Common Stock, $0.0001 par value per share (the “Class B Common Stock”) and the Vayu Note automatically converted into 3,130,702 shares of Class B Common Stock. The fair value of the consideration paid was deemed to be $2,974,167.

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Property and equipment	$77,799
Intellectual property	1,389,678
Accounts payable	(387,598)

Fair value of identifiable assets acquired and liabilities assumed	$1,079,879

The fair value of intellectual property of $1,389,678 was estimated by applying the relief from royalty method of the income approach. Under this approach, the value of the intellectual property is calculated as the present value of the after-tax royalty savings generated over the life of the intellectual property. Cash flows were estimated based on EBITDA using forecasted revenue and costs. The measure is based on significant inputs that are not observable in the market (i.e. Level 3 inputs). Key assumptions include (i) a weighted average cost of capital of 23.49% (ii) pre-tax royalty rate of 6.0%, (iii) income tax rate of 27.9%, and (iv) a benefit stream using EBITDA cash flow.

Goodwill of $1,894,288 arose from the acquisition, reflecting the excess fair value of the consideration paid over the fair value of identifiable assets acquired and liabilities assumed and is not expected to be deductible for income tax purposes.

As of the reporting date, the Company has not yet finalized the allocation of the purchase price to the assets acquired and liabilities assumed. The preliminary purchase price allocation is based on information currently available and is subject to revision as additional information becomes available. In accordance with ASC 805-10-25-13, the Company has up to one year from the acquisition date to finalize the accounting for the business combination. The areas of the purchase price allocation that are not yet finalized include, but are not limited to, the valuation of certain tangible and intangible assets and residual goodwill.

During the year ended December 31, 2025, the Company recorded impairment charges related to its Vayu goodwill of $437,065. See Notes 7 and 8 for additional information.

The GAC APA

Also on April 1, 2025, the Company entered into an Asset Purchase Agreement (the “GAC APA”) with Global Autonomous Corporation (“GAC”) and Alpine 4, as the owner of 71.43% of GAC (the “GAC Sellers”). Pursuant to the GAC APA, the GAC Sellers agreed to sell, and the Company agreed to purchase, certain assets of GAC, comprising certain intellectual property and goodwill related to the business of GAC (the “GAC Assets”). The Company accounted for the transaction as an acquisition of a business pursuant to ASC 805.

The purchase price paid by the Company for the GAC Assets included the payment of $11,631,754 in the form of a Convertible Note (the “GAC Note”). The GAC Note had no stated interest rate or maturity date. Under the terms of the GAC Note, when the Company filed an amendment to its Articles of Incorporation to create a Class B Common Stock, the GAC Note would automatically convert into shares of the Company's Class B Common Stock, at a fixed conversion price of $0.95 per share, which was the closing price of the Company’s common stock on the transaction date of April 1, 2025, or an equivalent of 12,243,952 shares of Class B Common Stock. On May 14, 2025, the Company filed a certificate of amendment with the Nevada Secretary of State to amend the Company’s Articles of Incorporation and to create the Class B Common Stock and the GAC Note automatically converted into 12,243,952 shares of Class B Common Stock. The fair value of the consideration paid was deemed to be $11,631,754.

The estimated fair values of the intellectual property asset acquired at the acquisition date was $791,362. The fair value of intellectual property was estimated by applying the relief from royalty method of the income approach. Under this approach, the value of the intellectual property is calculated as the present value of the after-tax royalty savings generated over the life of the intellectual property. Cash flows were estimated based on EBITDA using forecasted revenue and costs. The measure is based on significant inputs that are not observable in the market (i.e. Level 3 inputs). Key assumptions include (i) a weighted average cost of capital of 47.24% (ii) pre-tax royalty rate of 4.0%, (iii) income tax rate of 27.9%, and (iv) a benefit stream using EBITDA cash flow.

Goodwill of $10,840,392 arose from the acquisition, reflecting the excess fair value of the consideration paid over the fair value of identifiable assets acquired and liabilities assumed and is not expected to be deductible for income tax purposes.

As of the reporting date, the Company has not yet finalized the allocation of the purchase price to the assets acquired and liabilities assumed. The preliminary purchase price allocation is based on information currently available and is subject to revision as additional information becomes available. In accordance with ASC 805-10-25-13, the Company has up to one year from the acquisition date to finalize the accounting for the business combination. The areas of the purchase price allocation that are not yet finalized include, but are not limited to, the valuation of certain tangible and intangible assets and residual goodwill.

During the year ended December 31, 2025, the Company recorded impairment charges related to its GAC goodwill of $2,501,182. See Notes 7 and 8 for additional information.

Pro Forma Financial Information

The following table represents the pro forma revenue and net loss as if Vayu and GAC had been included in the results of the Company for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Revenue	$-	$10,611
Net loss	$(8,289,420)	$(3,787,718)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Vayu and GAC to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2025 and 2024, respectively.